Vessels, Net / Vessels Held for Sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 73,928,185
Depreciation for the period	(52,294)	$ (16,913,785)	$ (18,357,377)
Impairment loss	(11,615,889)	(96,643,651)	(15,695,282)
Balance end of period		73,928,185
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	73,928,185	457,244,533
Depreciation for the period
Disposals	(73,928,185)	(165,075,995)
Transfer to Vessels Held for Sale		(147,153,000)
Impairment loss		(71,087,353)
Balance end of period		73,928,185	457,244,533
Vessel Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period		(88,211,560)
Depreciation for the period		(16,687,357)
Disposals		21,991,963
Transfer to Vessels Held for Sale		64,287,231
Impairment loss		18,619,723
Balance end of period		(88,211,560)
Vessel Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	73,928,185	369,032,973
Depreciation for the period		(16,687,357)
Disposals	$ (73,928,185)	(143,084,032)
Transfer to Vessels Held for Sale		(82,865,769)
Impairment loss		(52,467,630)
Balance end of period		$ 73,928,185	$ 369,032,973